Current interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Current Interest-Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings
	2020 £’000	2019 £000’s
Short-term convertible loan (Note 26)	-	19,157
	-	19,157